Advances to Suppliers, Net	12 Months Ended
Jun. 30, 2026
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 4 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers, net consisted of the following:

	As of June 30,
	2026	2025
Advances for products and services purchased from third parties	$7,172,691	$5,699,738
Less: allowance for doubtful accounts*	(1,427,202)	—
Advances to suppliers, net	$5,745,489	$5,699,738

*	As the Company discontinued the expansion of its overseas user acquisition and traffic investment business, the advances previously paid to overseas traffic suppliers are no longer expected to be recoverable. Accordingly, the Company has recognized an allowance for doubtful accounts related to such advances.